Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ARTIVION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13165
Entity Tax Identification Number	59-2417093
Entity Address, Address Line One	1655 Roberts Boulevard, N.W.
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	770
Local Phone Number	419-3355
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AORT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000784199
Amendment Flag	false